Fair Value Measurements (Details) - Schedule of financial assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Money market funds	$ 83,701	$ 18,778
Total fair value of assets	83,701	18,778
Financial liabilities
Derivative liability		8,158
Financial liabilities
Common stock warrant liability	7,350
Earnout liability	5,743
Total fair value of financial liabilities	13,093	8,158
Level 1 [Member]
Financial assets
Money market funds	83,701	18,778
Total fair value of assets	83,701	18,778
Financial liabilities
Derivative liability
Financial liabilities
Common stock warrant liability	7,350
Earnout liability
Total fair value of financial liabilities	7,350
Level 2 [Member]
Financial assets
Money market funds
Total fair value of assets
Financial liabilities
Derivative liability
Financial liabilities
Common stock warrant liability
Earnout liability
Total fair value of financial liabilities
Level 3 [Member]
Financial assets
Money market funds
Total fair value of assets
Financial liabilities
Derivative liability		8,158
Financial liabilities
Common stock warrant liability
Earnout liability	5,743
Total fair value of financial liabilities	$ 5,743	$ 8,158